Note 6 - Common Stock, Preferred Stock, Warrants and Options (Details Textual)						3 Months Ended	7 Months Ended	12 Months Ended		15 Months Ended
	Oct. 22, 2020	Jun. 08, 2020 shares	Dec. 27, 2019 shares	Oct. 04, 2019 $ / shares shares	Aug. 07, 2019 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Jan. 31, 2018 shares
Share Exchange Agreement, Number of Options Authorized (in shares)		21,500,000
Share Exchange Agreement, Exchange Ratio		0.6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exchanged (in shares)							3,000,000	3,000,000
Stock Issued During Period, Shares, Stock Options Exchanged for Common Shares (in shares)							1,800,000	1,800,000
Preferred Stock, Shares Authorized (in shares)						500,000	500,000	500,000	500,000	500,000
Convertible Preferred Stock, Volume Weighted Average Price Trigger (in dollars per share) | $ / shares								$ 15
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares						$ 0.052	$ 0.052	$ 0.052	$ 0.052	$ 0.052
Class of Warrant or Right, Issued Monthly (in shares)								1,620,000
Class of Warrant or Right, Outstanding (in shares)						570,000	2,190,000	2,190,000	570,000	2,190,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)					21,500,000			1,500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares					$ 0.041			$ 0.057
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value | $					$ 881,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares								$ 0.057
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | $							$ 112,554	$ 112,554		$ 112,554
2018 EIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)												15,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)							10,534,263	10,534,263		10,534,263
Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)								500,000
Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)								1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)								2 years
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Period, Number of Equal Periods								4
Concordia Financial Group [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)					10,000,000
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)					10,000,000
Vice President of Technology [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)					1,000,000
Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)					500,000
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exchanged (in shares)								3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)					5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate					0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate					337.19%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					1.52%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)					5 years
Share-based Payment Arrangement, Expense | $								$ 92,496
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Month)								1 year 180 days
Options Issued for Accrued Compensation [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value | $					$ 90,869
Options Issued for Employment Agreement [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value | $					25,000
Options Issued As Additional Compensation for CEO Services [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value | $					$ 294,132
Warrant Issued in Connection With Credit Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				3,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 0.052
Class of Warrant or Right, Number of Warrants Issued Per Dollar in the Event of Funding Deviation (in shares)				1.2
Class of Warrant or Right, Issued During Period (in shares)						570,000		2,190,000	570,000	2,190,000
Warrant Issued in Connection With Credit Agreement [Member] | Minimum [Member]
Class of Warrant or Right, Issued Monthly (in shares)				150,000
Warrant Issued in Connection With Credit Agreement [Member] | Maximum [Member]
Class of Warrant or Right, Issued Monthly (in shares)				210,000
Golden State Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares											$ 114,450
Class of Warrant or Right, Outstanding (in shares)											61
Global Capital Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares											$ 0.96
Class of Warrant or Right, Outstanding (in shares)											1,000
Common Stock [Member]
Stock Issued During Period, Shares, Stock Options Exchanged for Common Shares (in shares)								1,800,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in shares)								16,727,920	91,788,776
S8 Common Stock [Member]
Common Stock Issued to Satisfy Accrued Liabilities, Number of Trading Days Over which Average Closing Price is Used to Determine Number of Shares	15
Common Stock Issued to Satisfy Accrued Liabilities, Discount Rate Used to Determine Number of Shares	50.00%
Stock Issued During Period, Shares, Satisfaction of Vendor Accrued Liabilities and Services (in shares)								1,701,719
Stock Issued During Period, Value, Satisfaction of Vendor Accrued Liabilities and Services | $								$ 73,107
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)							500,000	500,000		500,000
Preferred Stock, Par Value, Per Share (in dollars per share) | $ / shares							$ 0.0002	$ 0.0002		$ 0.0002
Preferred Stock, Stated Value, Per Share (in dollars per share) | $ / shares							$ 1	$ 1		$ 1
Preferred Stock, Dividend Rate, Percentage								6.00%
Preferred Stock, Amount of Preferred Dividends in Arrears | $								$ 148,000	$ 128,000
Series A Preferred Stock [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in shares)								166,667
Conversion of Legacy Debt to Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)			123,330,807